Bank Loans - Additional Information (Detail) In Thousands, unless otherwise specified			1 Months Ended								12 Months Ended	1 Months Ended						12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 28, 2013 Short Term Loan USD ($)	Sep. 13, 2013 Term Loan USD ($)	Sep. 13, 2013 Term Loan EUR (€)	Jun. 13, 2013 Term Loan USD ($)	Jun. 10, 2013 Term Loan USD ($)	Mar. 25, 2013 Term Loan USD ($)	Mar. 07, 2013 Term Loan USD ($)	Mar. 23, 2012 Term Loan USD ($)	Apr. 26, 2011 Term Loan USD ($)	Oct. 28, 2013 LIBOR Short Term Loan USD ($)	Jun. 13, 2013 LIBOR Term Loan USD ($)	Jun. 10, 2013 LIBOR Term Loan USD ($)	Mar. 25, 2013 LIBOR Term Loan USD ($)	Mar. 07, 2013 LIBOR Term Loan USD ($)	Mar. 23, 2012 LIBOR Term Loan USD ($)	Apr. 26, 2011 LIBOR Term Loan USD ($)	Sep. 13, 2013 EURIBOR Term Loan	Jul. 18, 2011 Revolving Credit Facility USD ($)	May 22, 2012 Revolving Credit Facility USD ($)	Jul. 18, 2011 Revolving Credit Facility Letter of Credit Minimum USD ($)	Jul. 31, 2013 Revolving Credit Facility LIBOR	Jul. 31, 2012 Revolving Credit Facility LIBOR	May 22, 2012 Revolving Credit Facility LIBOR	Jul. 18, 2011 Revolving Credit Facility LIBOR
Debt Disclosure [Line Items]
Debt instrument maturity period			6 months	3 months	3 months	3 years	3 years	3 years	3 years	2 years	2 years									1 year
Term loan facility			$ 160,000			$ 80,000	$ 40,000	$ 35,000	$ 60,000	$ 50,000	$ 35,000										$ 2,000
Margin of interest charged above base rate												1.00%	1.30%	1.30%	1.60%	1.85%	3.55%	2.10%	2.50%				1.10%	2.00%	1.40%	1.80%
Loan arrangement fee												320	1,440	1,440	630	895	250	70
Loan classification												As of December 31, 2013, the loan was classified as current loan.	As of December 31, 2013, the loan was classified as non-current loan.	As of December 31, 2013, the loan was classified as non-current loan.	As of December 31, 2013, the loan was classified as non-current loan.		As of December 31, 2012 and 2013, the loan was classified as non-current loan and current loan, respectively.	Loan was classified as current loan as of December 31, 2012 and was fully settled in 2013.	As of December 31, 2013, the loan was classified as non-current loan.
Revolving working capital facility																				50,000
Amount of loan secured																						50,000
Term loan converted into Euro drawings				33,718	25,000
Debt instrument, expiration date				Mar. 08, 2016	Mar. 08, 2016				Mar. 08, 2016
Term loan, expiration date								2013
Compensating balance percentage on borrowing capacity	105.00%	105.00%
Compensating balance	$ 241,500	$ 89,250
Weighted average interest rate	1.86%	3.02%